ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES
ACCRUED EXPENSES

(in thousands of $)	2016	2015
Vessel operating and drydocking expenses	5,424	4,517
Administrative expenses	479	599
Interest expense	10,074	9,553
Provision for tax	1,461	6,561
	17,438	21,230

Provision for tax includes provision for interest and penalties of $0.8 million and $1.1 million for the years ended December 31, 2016 and 2015, respectively.